Supplement to the
Fidelity Advisor®
California Municipal
Income Fund
Institutional Class
April 29, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ASCMI-13-01  May 31, 2013
1.777541.118

Supplement to the
Fidelity® California Municipal Income Fund
April 29, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
CFL-13-01  May 31, 2013
1.790714.113

Supplement to the
Fidelity® California Short-Intermediate Tax-Free Bond Fund
April 29, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
CSI-13-01  May 31, 2013
1.824658.106

Supplement to the
Fidelity Advisor®
California Municipal
Income Fund
Class A, Class T,
Class B, and Class C
April 29, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ASCM-13-01  May 31, 2013
1.777540.122